Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Summary of stock option activity
Outstanding, vested and exercisable, Number of Options		57,509
Outstanding , Weighted Average Exercise Price		$ 394.50
Granted, Number of Options
Granted, Weighted Average Exercise Price
Exercised, Number of Options
Exercised, Weighted Average Exercise Price
Forfeited, Number of Options		400
Forfeited, Weighted Average Exercise Price		$ 450.68
Expired, Number of Options	(4,679)	(5,759)
Expired, Weighted Average Exercise Price	$ 354.00	$ 234.50
Outstanding, vested and exercisable, Number of Options	46,671	51,350	57,509
Outstanding, vested and exercisable, Weighted Average Exercise Price	$ 396.25	$ 389.58	$ 394.50
Outstanding, vested and exercisable, Weighted Average Remaining Contractual Terms (Years)	4 years 9 months 4 days	4 years 11 months 5 days	5 years 8 months 5 days
Outstanding, vested and exercisable, Aggregate Intrinsic Value